SHARE-BASED PAYMENTS - Plan features (Details)	12 Months Ended
Dec. 31, 2017
Stock Options [member]
Plan features [abstract]
Eligibility	Officers and employees
Granted	Annually
Vesting period	25% per year over four years
Term	10 years
Settlement	Shares
Stock Appreciation Rights [member]
Plan features [abstract]
Eligibility	Certain employees outside Canada	[1]
Granted	Annually	[1]
Vesting period	25% per year over four years	[1]
Term	10 years	[1]
Settlement	Cash	[1]
Performance Share Units [member]
Plan features [abstract]
Eligibility	Executive officers and other eligible employees
Granted	Annually
Vesting period	three-year performance cycle
Settlement	Cash
Restricted Share Units [Member]
Plan features [abstract]
Eligibility	Eligible employees
Granted	Annually
Vesting period	vest at the end of the three-year vesting period
Settlement	Cash
Director Deferred Share [member]
Plan features [abstract]
Eligibility	Non-executive directors
Granted	At the discretion of the Board of Directors
Vesting period	Fully vested upon grant
Settlement	In cash on director's departure from the Board of Directors

[1]

Effective January 1, 2015, tandem stock appreciation rights (TSARs) were no longer issued to eligible officers and employees. TSARs granted in Canada prior to January 1, 2015 have similar terms and vesting conditions to SARs and also provide the holder with the ability to choose between (a) receiving the price of our shares on the date of exercise in excess of the exercise price of the right and (b) receiving common shares by paying the exercise price of the right. Our past experience and future expectat ion is that substantially all option holders will elect to exercise their options as a SAR, surrendering their options and receiving settlement in cash. TSARs are included with the SARs disclosure in the following tables.